Rule 497(e)

File Nos. 2-80886

and 811-03626

Citizens Funds®

Citizens Small Cap Core Growth Fund

Citizens Value Fund

Prospectus Supplement Dated August 29, 2006

Administrative shares of the Citizens Small Cap Core Growth Fund and Citizens Value Fund referenced herein are not currently being offered.